BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 45.8%
Australia - 5.1%
Australia Government Bond, Senior Notes	2.750%	10/21/19	7,486,000	AUD	$5,057,643	(a)
New South Wales Treasury Corp.	4.000%	4/8/21	1,323,200	AUD	935,315	(a)
Queensland Treasury Corp.	5.500%	6/21/21	2,745,000	AUD	1,997,995	(a)
Western Australian Treasury Corp., Senior Notes	7.000%	7/15/21	2,640,000	AUD	1,973,400

Total Australia					9,964,353

Brazil - 4.7%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	13,725,000	BRL	3,490,058
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	19,875,000	BRL	5,608,339

Total Brazil					9,098,397

Colombia - 4.3%
Colombian TES, Bonds	6.250%	11/26/25	11,950,000,000	COP	3,588,073
Colombian TES, Bonds	6.000%	4/28/28	16,490,000,000	COP	4,801,084

Total Colombia					8,389,157

Indonesia - 4.0%
Indonesia Treasury Bond, Senior Notes	9.000%	3/15/29	100,000,000,000	IDR	7,816,696

Malaysia - 5.4%
Malaysia Government Bond, Senior Notes	3.882%	3/10/22	33,695,000	MYR	8,192,430
Malaysia Government Bond, Senior Notes	3.899%	11/16/27	9,515,000	MYR	2,337,685

Total Malaysia					10,530,115

Mexico - 14.1%
Mexican Bonos, Bonds	8.000%	11/7/47	61,110,600	MXN	3,334,327
Mexican Bonos, Senior Notes	8.500%	5/31/29	108,687,000	MXN	6,135,468
Mexican Bonos, Senior Notes	7.750%	11/23/34	40,918,600	MXN	2,192,651
Mexican Bonos, Senior Notes	8.500%	11/18/38	111,412,600	MXN	6,362,837
Mexican Bonos, Senior Notes	7.750%	11/13/42	173,439,300	MXN	9,202,724

Total Mexico					27,228,007

Poland - 4.0%
Republic of Poland Government Bond	1.500%	4/25/20	16,463,000	PLN	4,113,512
Republic of Poland Government Bond	5.250%	10/25/20	6,469,000	PLN	1,682,140
Republic of Poland Government Bond	2.000%	4/25/21	7,593,000	PLN	1,909,469

Total Poland					7,705,121

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
South Africa - 4.2%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	76,446,888	ZAR	$3,551,789
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	77,117,268	ZAR	4,504,406

Total South Africa					8,056,195

TOTAL SOVEREIGN BONDS (Cost - $88,079,048)					88,788,041

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 36.1%
U.S. Government Obligations - 36.1%
U.S. Treasury Bonds	3.000%	2/15/49	14,522,400		17,318,529
U.S. Treasury Bonds	2.875%	5/15/49	4,764,800		5,558,251
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Money Market Yield + 0.139%)	1.988%	4/30/21	23,928,800		23,895,279	(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Money Market Yield + 0.220%)	2.069%	7/31/21	11,411,800		11,403,890	(b)
U.S. Treasury Notes	2.625%	2/15/29	11,007,900		11,915,837

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $67,137,615)					70,091,786

CORPORATE BONDS & NOTES - 13.2%
CONSUMER DISCRETIONARY - 4.2%
Automobiles - 4.2%
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 0.810%)	3.099%	4/5/21	3,299,000		3,261,321	(b)
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 1.000%)	3.311%	1/9/20	1,191,000		1,191,182	(b)
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.930%)	3.233%	4/13/20	3,642,000		3,651,228	(b)

TOTAL CONSUMER DISCRETIONARY					8,103,731

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	1,730,000		1,807,850	(c)

FINANCIALS - 6.8%
Banks - 1.4%
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.025%)	3.292%	7/26/21	2,693,000		2,727,024	(b)

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	September 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - 4.4%
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.600%	2/22/21	3,463,000		$3,463,472	(b)(c)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	2.898%	2/23/23	5,158,000		5,156,801	(b)

Total Capital Markets					8,620,273

Consumer Finance - 1.0%
American Express Co., Senior Notes (3 mo. USD LIBOR + 0.600%)	2.887%	11/5/21	1,842,000		1,853,286	(b)

TOTAL FINANCIALS					13,200,583

INFORMATION TECHNOLOGY - 1.3%
Technology Hardware, Storage & Peripherals - 1.3%
Hewlett Packard Enterprise Co., Senior Notes	6.350%	10/15/45	2,139,000		2,498,635

TOTAL CORPORATE BONDS & NOTES (Cost - $25,280,654)					25,610,799

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 1.1%
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	6.918%	11/25/24	161,893		176,840	(b)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	4.218%	1/25/30	392,558		397,999	(b)
Fondo de Titulizacion de Activos UCI, 2017 A2 (3 mo. EURIBOR + 0.160%, 0.000% Floor)	0.000%	12/17/49	317,756	EUR	319,523	(a)(b)
IM Pastor Fondo de Titulizacion de Activos, 2004 A (3 mo. EURIBOR + 0.140%, 0.000% Floor)	0.000%	3/22/44	439,664	EUR	443,748	(a)(b)
Pastor GC Hipotecario, 2005 A2 (3 mo. EURIBOR + 0.170%, 0.000% Floor)	0.000%	6/21/46	714,513	EUR	703,415	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,074,825)					2,041,525

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $182,572,142)					186,532,151

			SHARES
SHORT-TERM INVESTMENTS - 2.1%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost - $4,064,932)	1.943%		4,064,932		4,064,932

TOTAL INVESTMENTS - 98.3% (Cost - $186,637,074)					190,597,083
Other Assets in Excess of Liabilities - 1.7%					3,291,283

TOTAL NET ASSETS - 100.0%					$193,888,366

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	September 30, 2019

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
COP	— Colombian Peso
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PLN	— Polish Zloty
USD	— United States Dollar
ZAR	— South African Rand

At September 30, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	70,000,000	USD	101,215	HSBC Securities Inc.	10/7/19	$(5,202)
CLP	230,000,000	USD	331,584	HSBC Securities Inc.	10/7/19	(16,112)
USD	529,740	MXN	10,400,000	HSBC Securities Inc.	10/9/19	3,546
USD	20,878,493	MXN	405,500,000	HSBC Securities Inc.	10/9/19	361,979
USD	528,835	MXN	10,500,000	JPMorgan Chase & Co.	10/9/19	(2,419)
MYR	3,800,000	USD	905,732	Barclays Bank PLC	10/10/19	1,715
MYR	4,900,000	USD	1,169,591	Barclays Bank PLC	10/10/19	539
USD	1,168,893	MYR	4,900,000	Barclays Bank PLC	10/10/19	(1,237)
USD	10,305,288	MYR	42,600,000	Barclays Bank PLC	10/10/19	132,321
USD	973,289	BRL	3,990,000	HSBC Securities Inc.	10/10/19	13,681

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	September 30, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,544,020	BRL	28,920,000	HSBC Securities Inc.	10/10/19	$588,659
USD	8,814,678	PLN	33,390,000	Citibank N.A.	10/11/19	487,181
CAD	100,000	USD	75,542	Goldman Sachs Group Inc.	10/21/19	(36)
USD	538,039	CAD	700,000	Goldman Sachs Group Inc.	10/21/19	9,498
GBP	600,000	USD	751,986	HSBC Securities Inc.	10/24/19	(13,492)
GBP	800,000	USD	1,000,016	HSBC Securities Inc.	10/24/19	(15,357)
USD	412,245	AUD	600,000	JPMorgan Chase & Co.	10/24/19	6,912
AUD	600,000	USD	424,168	Morgan Stanley & Co. Inc.	10/24/19	(18,835)
USD	593,137	IDR	8,400,000,000	JPMorgan Chase & Co.	10/25/19	3,031
USD	5,941,085	IDR	83,900,000,000	JPMorgan Chase & Co.	10/25/19	47,050
PLN	10,020,000	USD	2,630,923	Citibank N.A.	10/30/19	(131,234)
USD	651,117	PLN	2,560,000	JPMorgan Chase & Co.	10/30/19	12,474
RUB	5,000,000	USD	77,736	Citibank N.A.	11/8/19	(1,046)
RUB	20,000,000	USD	303,283	Citibank N.A.	11/8/19	3,480
USD	2,123,856	MXN	41,700,000	Barclays Bank PLC	11/19/19	28,265
USD	571,245	MXN	11,400,000	Citibank N.A.	11/19/19	(1,650)
USD	333,318	MXN	6,600,000	HSBC Securities Inc.	11/19/19	1,642
USD	357,539	AUD	520,000	JPMorgan Chase & Co.	11/22/19	5,949
USD	7,374,235	AUD	10,840,000	Morgan Stanley & Co. Inc.	11/22/19	44,951
NOK	1,100,000	USD	123,174	Citibank N.A.	12/6/19	(2,141)
NOK	7,400,000	USD	828,352	Goldman Sachs Group Inc.	12/6/19	(14,131)
GBP	670,000	USD	828,991	JPMorgan Chase & Co.	12/9/19	(2,868)
GBP	230,000	USD	286,646	National Australia Bank Ltd.	12/9/19	(3,051)
USD	7,612,647	ZAR	113,500,000	Barclays Bank PLC	12/11/19	187,855
USD	783,625	ZAR	11,600,000	JPMorgan Chase & Co.	12/11/19	24,792
USD	763,891	EUR	690,000	JPMorgan Chase & Co.	12/12/19	7,630
USD	9,663,531	EUR	8,680,000	JPMorgan Chase & Co.	12/12/19	149,981
CLP	1,010,000,000	USD	1,420,574	HSBC Securities Inc.	12/13/19	(33,325)
USD	5,618,321	JPY	597,000,000	Citibank N.A.	1/9/20	53,991
CZK	12,000,000	USD	510,819	JPMorgan Chase & Co.	1/10/20	(2,472)
USD	7,316,581	COP	25,360,000,000	JPMorgan Chase & Co.	1/10/20	65,015
KRW	1,250,000,000	USD	1,047,033	Citibank N.A.	1/13/20	1,430
SEK	1,100,000	USD	114,810	Citibank N.A.	1/17/20	(2,229)
NOK	7,000,000	USD	782,036	HSBC Securities Inc.	1/17/20	(11,392)
NZD	1,750,000	USD	1,100,514	HSBC Securities Inc.	1/17/20	(2,026)
SEK	12,700,000	USD	1,325,319	HSBC Securities Inc.	1/17/20	(25,514)
GBP	260,000	USD	326,635	Citibank N.A.	1/24/20	(5,462)

Total						$1,932,336

See Notes to Schedule of Investments.

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND (USD HEDGED)

Schedule of investments (unaudited) (cont’d)	September 30, 2019

Abbreviations used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged) (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$88,788,041	—	$88,788,041
U.S. Government & Agency Obligations	—	70,091,786	—	70,091,786
Corporate Bonds & Notes	—	25,610,799	—	25,610,799
Collateralized Mortgage Obligations	—	2,041,525	—	2,041,525

Total Long-Term Investments	—	186,532,151	—	186,532,151

Short-Term Investments†	$4,064,932	—	—	4,064,932

Total Investments	$4,064,932	$186,532,151	—	$190,597,083

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$2,243,567	—	$2,243,567

Total	$4,064,932	$188,775,718	—	$192,840,650

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$311,231	—	$311,231

†	See Schedule of Investments for additional detailed categorizations.